Other Financial Assets at Fair Value Through Profit or Loss - Summary of Other Financial Assets at Fair Value Through Profit or Loss (Parenthetical) (Detail) - GBP (£) £ in Millions	Jun. 30, 2019	Dec. 31, 2018
Financial assets at fair value through profit or loss [abstract]
Financial assets designated at FVTPL	£ 463	£ 1,521
Financial assets mandatorily at FVTPL	£ 858	£ 4,616